The Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Expenses By Nature Explanatory [Abstract]
Schedule of expenses by nature [text block]
(a)	Depreciation of property, plant and equipment

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Recognized in cost of sales	$34,305,760	31,660,279	29,980,415
Recognized in operating expenses (i)	4,228,015	4,140,951	3,706,146
	$38,533,775	35,801,230	33,686,561

(b)	Amortization of intangible assets

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Recognized in cost of sales	$1,159,465	628,606	518,403
Recognized in operating expenses (i)	-	-	22,566
	$1,159,465	628,606	540,969

(c)	Employee benefits expenses

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Salaries and wages	$33,283,639	37,818,321	34,933,925
Labor and health insurances	1,804,900	1,967,688	2,009,652
Retirement benefits	2,098,013	1,917,136	1,967,557
Other employee benefits	3,024,372	3,197,324	3,839,988
	$40,210,924	44,900,469	42,751,122

Employee benefits expense summarized by function
Recognized in cost of sales	$30,950,614	34,703,579	33,455,273
Recognized in operating expenses (i)	9,260,310	10,196,890	9,295,849
	$40,210,924	44,900,469	42,751,122

(i)	Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.